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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BURGUNDY ASSET MANAGEMENT LTD

Address: 181 BAY STREET, SUITE 4510
         BAY WELLINGTON TOWER, BROOKFIELD PLACE
         TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    FRANCA DEBARTOLO
Title:   VICE PRESIDENT & CCO
Phone:   (416) 640-2678

Signature, Place, and Date of Signing:

 /s/ Franca DeBartolo      Toronto, Ontario Canada          May 12, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: 3,836,068
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                      VOTING AUTHORITY
                      TITLE OF                           SHRS OR                 INVESTMENT  OTHER   -------------------
      NAME OF          CLASS      CUSIP    VALUE (x1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
       ISSUER         -------- ----------- ------------- ------- ------ -------- ---------- -------- ------- ------ ----
3M Co................     COM  88579Y 10 1      34543     369445   SH               SOLE              369445
Activision Blizzard
 Inc.................     COM  00507V 10 9      23229    2117514   SH               SOLE             2117514
Altria Group
 Inc.................     COM  02209S 10 3       9176     352506   SH               SOLE              352506
AmerisourceBergen
 Corp................     COM  03073E 10 8      44313    1120143   SH               SOLE             1120143
Arbitron Inc.........     COM  03875Q 10 8      40460    1010745   SH               SOLE             1010745
Ares Capital
 Corp................     COM  04010L 10 3      54979    3253167   SH               SOLE             3253167
Arthur J. Gallagher
 & Co................     COM  363576 10 9      37662    1238463   SH               SOLE             1238463
Artio Global
 Investors Inc.......     COM  04315B 10 7      14511     897947   SH               SOLE              897947
Bank of
 Montreal............     COM  063671 10 1        972      15000   SH               SOLE               15000
Bank of New York
 Mellon Corp.........     COM  064058 10 0      44489    1489412   SH               SOLE             1489412
Bank of Nova
 Scotia..............     COM  064149 10 7     100340    1639108   SH               SOLE             1639108
Barrick Gold
 Corp................     COM  067901 10 8       3402      65600   SH               SOLE               65600
Baxter International
 Inc.................     COM  071813 10 9      56330    1047619   SH               SOLE             1047619
BB&T Corp............     COM  054937 10 7      22378     815216   SH               SOLE              815216
Becton, Dickinson
 and Co..............     COM  075887 10 9      31064     390159   SH               SOLE              390159
Berkshire
 Hathaway
 Inc.................    CL A  084670 10 8      31074        248   SH               SOLE                 248
Berkshire
 Hathaway
 Inc.................    CL B  084670 70 2       2316      27693   SH               SOLE               27693
Bridgepoint
 Education
 Inc.................     COM  10807M 10 5      16186     946565   SH               SOLE              946565
Brown & Brown
 Inc.................     COM  115236 10 1      50224    1946686   SH               SOLE             1946686
Canadian National
 Railway Co..........     COM  136375 10 2      83917    1114838   SH               SOLE             1114838
Canadian Natural
 Resources
 Ltd.................     COM  136385 10 1     109687    2223474   SH               SOLE             2223474
Canadian Pacific
 Railway Ltd.........     COM  13645T 10 0      72539    1131149   SH               SOLE             1131149
CareFusion
 Corp................     COM  14170T 10 1      17174     609007   SH               SOLE              609007
Cenovus Energy
 Inc.................     COM  15135U 10 9     132638    3365478   SH               SOLE             3365478
Cisco Systems
 Inc.................     COM  17275R 10 2      62652    3653175   SH               SOLE             3653175
Citigroup Inc........     COM  172967 10 1       1105     250000   SH               SOLE              250000
Copart, Inc..........     COM  217204 10 6      25878     597227   SH               SOLE              597227
Corporate
 Executive Board
 Co..................     COM  21988R 10 2      44534    1103152   SH               SOLE             1103152
DealerTrack
 Holdings Inc........     COM  242309 10 2      30549    1330552   SH               SOLE             1330552
Dentsply
 International
 Inc.................     COM  249030 10 7        533      14400   SH               SOLE               14400
Dollar Financial
 Corp................     COM  256664 10 3      43115    2077816   SH               SOLE             2077816
Dun & Bradstreet
 Corp................     COM  26483E 10 4       1833      22845   SH               SOLE               22845
Eaton Vance
 Floating-Rate
 Income Trust........     COM  278279 10 4       3984     241623   SH               SOLE              241623
EchoStar Corp........    CL A  278768 10 6      73297    1936525   SH               SOLE             1936525
Enbridge Inc.........     COM  29250N 10 5        346       5660   SH               SOLE                5660
EnCana Corp..........     COM  292505 10 4     169814    4921707   SH               SOLE             4921707
Equifax Inc..........     COM  294429 10 5     110327    2839817   SH               SOLE             2839817
Expedia Inc..........     COM  30212P 10 5      63078    2783661   SH               SOLE             2783661
FirstService          SUB VTG
 Corp................      SH  33761N 10 9      39340    1041705   SH               SOLE             1041705
FXCM Inc.............    CL A  302693 10 6        998      76587   SH               SOLE               76587
General Electric
 Co..................     COM  369604 10 3       1003      50000   SH               SOLE               50000
Gilead Sciences,
 Inc.................     COM  375558 10 3      32589     767884   SH               SOLE              767884
Gladstone
 Investment
 Corp................     COM  376546 10 7      18200    2345400   SH               SOLE             2345400
Graco Inc............     COM  384109 10 4      20695     454943   SH               SOLE              454943
HCC Insurance
 Holdings Inc........     COM  404132 10 2      30660     979244   SH               SOLE              979244
Hilltop Holdings
 Inc.................     COM  432748 10 1      28040    2792806   SH               SOLE             2792806
IAC/
 InterActiveCorp.....     COM  44919P 50 8      44499    1440556   SH               SOLE             1440556
Iconix Brand
 Group Inc...........     COM  451055 10 7      57886    2694886   SH               SOLE             2694886
iShares iBoxx High
 Yield Corporate
 Bond Fund...........     COM  464288 51 3       3585      38981   SH               SOLE               38981
Johnson & Johnson
 Inc.................     COM  478160 10 4      49272     831603   SH               SOLE              831603
Kayne Anderson
 Energy
 Development
 Co..................     COM  48660Q 10 2      16470     842040   SH               SOLE              842040
Kimberly-Clark
 Corp................     COM  494368 10 3      31775     486828   SH               SOLE              486828
Kraft Foods Inc......     COM  50075N 10 4        470      15000   SH               SOLE               15000
Laboratory
 Corporation of
 America
 Holdings............     COM  50540R 40 9       4166      45214   SH               SOLE               45214
Lender Processing
 Services Inc........     COM  52602E 10 2      52384    1627326   SH               SOLE             1627326
LoJack
 Corporation.........     COM  539451 10 4        313      66794   SH               SOLE               66794
Lorillard Inc........     COM  544147 10 1      43094     453578   SH               SOLE              453578
M&T Bank
 Corp................     COM  55261F 10 4        317       3583   SH               SOLE                3583
Madison Square
 Garden Inc..........     COM  55826P 10 0      62176    2303683   SH               SOLE             2303683
MarketAxess
 Holdings Inc........     COM  57060D 10 8      82854    3423733   SH               SOLE             3423733
McCormick & Co.,
 Inc.................     COM  579780 20 6      24635     515061   SH               SOLE              515061
McDonald's
 Corp................     COM  580135 10 1       1820      23917   SH               SOLE               23917
McGraw-Hill
 Companies,
 Inc.................     COM  580645 10 9        353       8960   SH               SOLE                8960
Medtronic Inc........     COM  585055 10 6      34059     865542   SH               SOLE              865542
Merck & Co.,
 Inc.................     COM  58933Y 10 5       1104      33440   SH               SOLE               33440
Microsoft Corp.......     COM  594918 10 4      55833    2201601   SH               SOLE             2201601
Monsanto Co..........     COM  61166W 10 1      20298     280904   SH               SOLE              280904
Moody's Corp.........     COM  615369 10 5       4967     146466   SH               SOLE              146466
MSCI Inc.............     COM  55354G 10 0      26868     729706   SH               SOLE              729706
NGP Capital
 Resources Co........     COM  62912R 10 7      11903    1234760   SH               SOLE             1234760
Nutraceutical
 International
 Corp................     COM  67060Y 10 1      13935     930247   SH               SOLE              930247
Occidental
 Petroleum
 Corp................     COM  674599 10 5      48490     464063   SH               SOLE              464063
Omnicom Group
 Inc.................     COM  681919 10 6       1706      34773   SH               SOLE               34773
Oracle Corp..........     COM  68389X 10 5      63236    1894999   SH               SOLE             1894999
Patterson-UTI
 Energy Inc..........     COM  703481 10 1       3026     102944   SH               SOLE              102944
Penske Auto Group
 Inc.................     COM  70959W 10 3      46283    2311836   SH               SOLE             2311836
PepsiCo Inc..........     COM  713448 10 8      43895     681497   SH               SOLE              681497
Pfizer Inc...........     COM  717081 10 3        474    23329.3   SH               SOLE             23329.3
Philip Morris
 International
 Inc.................     COM  718172 10 9      46531     708994   SH               SOLE              708994
Primerica Inc........     COM  74164M 10 8      41783    1637914   SH               SOLE             1637914
Procter & Gamble
 Co..................     COM  742718 10 9      20016     324935   SH               SOLE              324935
Qualcomm Inc.........     COM  747525 10 3      37303     680337   SH               SOLE              680337
Ritchie Bros.
 Auctioneers
 Inc.................     COM  767744 10 5      67899    2412052   SH               SOLE             2412052
Rogers
 Communications
 Inc.................    CL B  775109 20 0      99616    2747081   SH               SOLE             2747081
Royal Bank of
 Canada..............     COM  780087 10 2     108948    1764892   SH               SOLE             1764892
SG Preferred
 Capital II
 LLC.................     COM  784210 30 4        960       1000   SH               SOLE                1000
Shaw
 Communications
 Inc.................    CL B  82028K 20 0       1058      50302   SH               SOLE               50302
Solera Holdings
 Inc.................     COM  83421A 10 4      24706     483487   SH               SOLE              483487
SPDR Barclays
 Capital High
 Yield Bond
 ETF.................     COM  78464A 41 7       3535      87261   SH               SOLE               87261
Sun Life Financial
 Inc.................     COM  866796 10 5      50448    1608983   SH               SOLE             1608983
Suncor Energy
 Inc.................     COM  867224 10 7      37627     840973   SH               SOLE              840973
Symantec Corp........     COM  871503 10 8        241      13023   SH               SOLE               13023
Tech Data
 Corporation.........     COM  878237 10 6      26920     529294   SH               SOLE              529294
Thomson Reuters
 Corp................     COM  884903 10 5     169641    4332651   SH               SOLE             4332651
Tim Hortons
 Inc.................     COM  88706M 10 3     119028    2630697   SH               SOLE             2630697
Time Warner
 Inc.................     COM  887317 30 3        243       6800   SH               SOLE                6800
Toronto-Dominion
 Bank................     COM  891160 50 9     110957    1256735   SH               SOLE             1256735
U.S. Concrete
 Inc.................     COM  90333L 20 1        173      18161   SH               SOLE               18161
United
 Technologies
 Corp................     COM  913017 10 9      40958     483848   SH               SOLE              483848
US Gold Corp.........     COM  912023 20 7         88      10000   SH               SOLE               10000
Viacom Inc...........    CL A  92553P 10 2        575      10782   SH               SOLE               10782
Visa Inc.............     COM  92826C 83 9      32680     443899   SH               SOLE              443899
Wal-Mart Stores
 Inc.................     COM  931142 10 3        833      16000   SH               SOLE               16000
Washington Post
 Co..................    CL B  939640 10 8      31772      72612   SH               SOLE               72612
Western Union
 Co..................     COM  959802 10 9      50642    2438218   SH               SOLE             2438218
Yahoo! Inc...........     COM  984332 10 6      22567    1355379   SH               SOLE             1355379
                                     TOTAL    3836068                                        COUNT       106